Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2012	December 31, 2011
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$

Investment in term loans and interest receivable	Collateral	Performing (1)	119,385	118,598
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			129,215	128,428

(1)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreement from cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, which are two 2010-built Very Large Crude Carriers (VLCCs). (See Note 5).

Summarized Dry-Docking Activity

The following table presents a summary of the Company’s balances on dry-docking costs, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance as at January 1,	20,945	26,406	28,143
Cost incurred for dry docking	7,003	3,197	9,311
Dry dock amortization	(8,959)	(8,658)	(8,254)
Vessel sales/held for sale (note 18)	(317)	—	(2,794)

Balance as at December 31,	18,672	20,945	26,406